SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Current liabilities exceed current assets	$ 54,679
Accumulated deficit	$ 218,887